Annual Fund Operating Expenses (dei_DocumentInformationDocumentAxis, Class Z Shares)	0 Months Ended
	Sep. 01, 2011
(Columbia Massachusetts Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.24%	[2]
Acquired fund fees and expenses	0.01%
Total annual Fund operating expenses	0.72%
Fee waivers and/or reimbursements	(0.17%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.55%
(Columbia New York Tax-Exempt Fund) | Class Z Shares
Operating Expenses:
Management fees	0.47%	[1]
Distribution and/or service (Rule 12b-1) fees	none
Other expenses	0.40%	[2]
Total annual Fund operating expenses	0.87%
Fee waivers and/or reimbursements	(0.33%)	[3]
Total annual Fund operating expenses after fee waivers and/or reimbursements	0.54%

[1]	Management fees have been restated to reflect contractual changes to the investment advisory and/or administrative fee rates.
[2]	Other expenses have been restated to reflect contractual changes to the fees paid by the Fund.
[3]	Columbia Management Investment Advisers, LLC (the Adviser) and certain of its affiliates have contractually agreed to waive fees and/or to reimburse expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses, and extraordinary expenses) until August 31, 2012, unless sooner terminated at the sole discretion of the Fund's Board of Trustees. Under this agreement, the Fund's net operating expenses will not exceed the annual rate of 0.54% for Class Z.